Intangible Assets - Schedule of Intangible Assets (Details)	Dec. 31, 2025 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 15,060,197
Less: accumulated amortization	(93,833)
Intangible assets, net	$ 14,966,364
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	1 year
Intangible assets, gross	$ 2,230,000
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	1 year
Intangible assets, gross	$ 22,000
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 12,808,197